UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04710

The Asia Pacific Fund, Inc.

(Exact name of registrant as specified in charter)

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey	07102
(Address of principal executive offices)	(Zip code)

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

(Name and address of agent for service)

Registrant’s telephone number, including area code:             973-367-7521

Date of fiscal year end:                 03/31/2008

Date of reporting period:                 6/30/2007

Item 1.	Schedule of Investments

THE ASIA PACIFIC FUND, INC.

Portfolio of Investments

June 30, 2007

(Unaudited)

Shares	Description	Value (USD)

	EQUITIES—99.5%
	HONG KONG/CHINA—41.8%
1,230,000	Aluminum Corp. of China, Ltd. (Class “H” Shares)	$2,073,281
	(Materials)
746,000	Angang Steel Co., Ltd. (Class “H” Shares)	1,534,131
	(Materials)
158,000	Anhui Conch Cement Co., Ltd. (Class “H” Shares)	1,111,367
	(Materials)
756,000	Cathay Pacific Airways, Ltd.	1,881,492
	(Industrials)
1,757,191	China Communications Construction Co., Ltd. (Class “H” Shares)(a)	3,146,188
	(Industrials)
4,454,000	China Construction Bank (Class “H” Shares)	3,064,574
	(Banking)
53,000	China High Speed Transmission Equipment Group Co., Ltd.(a)	48,474
	(Utilities)
1,619,500	China Merchants Bank Co., Ltd. (Class “H” Shares)	4,929,417
	(Banking)
810,000	China Mobile, Ltd.	8,696,478
	(Telecommunications)
98,000	China Molybdenum Co., Ltd. (Class “H” Shares)(a)	189,252
	(Materials)
3,080,000	China Oilfield Services, Ltd. (Class “H” Shares)	3,107,888
	(Energy)
2,348,000	China Overseas Land & Investment, Ltd.	3,663,495
	(Real Estate-Developers)
394,000	China Resources Enterprise, Ltd.	1,481,430
	(Consumer Discretionary)

Shares	Description	Value (USD)

1,270,000	China Resources Power Holdings Co., Ltd.	$3,030,770
	(Utilities)
1,355,000	China Shenhua Energy Co., Ltd. (Class “H” Shares)	4,730,855
	(Energy)
549,100	Esprit Holdings, Ltd.	6,966,278
	(Consumer Discretionary)
3,264,000	Guangshen Railway Co., Ltd. (Class “H” Shares)	2,596,440
	(Industrials)
3,256,800	Guangzhou R&F Properties Co., Ltd. (Class “H” Shares)	9,975,490
	(Real Estate-Developers)
1,828,000	Hengan International Group Co., Ltd.	6,499,182
	(Consumer Staples)
369,000	Hong Kong Exchanges and Clearing, Ltd.	5,214,664
	(Diversified Financials)
490,000	Hong Kong Land Holdings, Ltd.	2,205,000
	(Real Estate-Developers)
363,100	iShares Asia Trust-iShares A50 China Tracker	7,768,906
	(Mutual Fund)
194,500	KWG Property Holding, Ltd.(a)	182,916
	(Real Estate-Developers)
1,540,000	Li & Fung, Ltd.	5,544,173
	(Consumer Discretionary)
880,000	Lifestyle International Holdings, Ltd.	3,415,695
	(Consumer Discretionary)
1,575,000	Nine Dragons Paper Holdings, Ltd.	3,670,005
	(Materials)
1,746,000	PetroChina Co., Ltd. (Class “H” Shares)	2,572,376
	(Energy)

Shares	Description	Value (USD)

	HONG KONG/CHINA—(cont’d.)
2,200,000	Ports Design, Ltd.	$6,189,892
	(Consumer Discretionary)
7,124,000	Samling Global, Ltd.(a)	2,760,605
	(Materials)
8,288,000	Yangzijiang Shipbuilding Holdings, Ltd.(a)	10,395,531
	(Industrials)
9,790,000	Zijin Mining Group Co., Ltd. (Class “H” Shares)	5,759,413
	(Materials)

		124,405,658

	INDIA—1.3%
78,147	Housing Development Finance Corp., Ltd.
	(Banking)	3,904,374

	INDONESIA—2.3%
3,257,000	Bank Rakyat Indonesia	2,072,800
	(Banking)
333,000	International Nickel Indonesia	2,045,545
	(Materials)
2,401,500	Telekomunikasi Indonesia	2,618,127
	(Telecommunications)

		6,736,472

	MALAYSIA—5.6%
1,318,200	Commerce Holdings Berhad	4,467,181
	(Banking)
499,600	Gamuda Berhad	1,164,889
	(Industrials)
551,250	Kuala Lumpur Kepong Berhad	2,059,703
	(Consumer Staples)
1,101,700	Lion Diversified Holdings Berhad	2,648,547
	(Consumer Discretionary)
877,400	Malaysian Airline System Berhad(a)	1,499,395
	(Industrials)
424,600	Sime Darby Berhad	1,180,640
	(Industrials)
760,000	Tenaga Nasional Berhad	2,509,486
	(Utilities)

Shares	Description	Value (USD)

2,367,900	Tradewinds Corp. Berhad(a)	$1,145,371
	(Consumer Discretionary)

		16,675,212

	PHILIPPINES—0.8%
98,904	Ayala Corp.	1,165,464
	(Diversified Financials)
745,100	Metropolitan Bank & Trust Co.	1,151,884
	(Banking)

		2,317,348

	SINGAPORE—10.3%
1,889,000	Ascott Group, Ltd.	2,258,285
	(Real Estate-Developers)
995,000	CapitaLand, Ltd.	5,265,066
	(Real Estate-Developers)
253,000	DBS Group Holdings, Ltd.	3,768,349
	(Banking)
572,000	Kepple Corp., Ltd.	4,670,913
	(Industrials)
1,405,000	Rickmers Maritime(a)	1,569,525
	(Industrials)
577,000	SembCorp Marine, Ltd.	1,847,003
	(Industrials)
945,000	SIA Engineering Co.	2,938,560
	(Industrials)
342,000	Singapore Airlines, Ltd.	4,200,294
	(Industrials)
274,000	Singapore Exchange, Ltd.	1,754,173
	(Diversified Financials)
645,000	UOL Group, Ltd.	2,443,900
	(Real Estate-Developers)

		30,716,068

	SOUTH KOREA—21.0%
48,890	Daishin Securities Co., Ltd.	1,582,303
	(Diversified Financials)
18,360	Doosan Heavy Industries & Construction Co., Ltd.	1,760,779
	(Industrials)
76,140	Doosan Infracore Co., Ltd.	2,554,895
	(Industrials)

Shares	Description	Value (USD)

	SOUTH KOREA—(cont’d.)
42,157	GS Engineering & Construction Corp.	$5,042,321
	(Industrials)
43,160	Hana Financial Group, Inc.	2,104,625
	(Banking)
29,041	Hyundai Department Store Co., Ltd.	3,426,388
	(Consumer Discretionary)
46,070	Hyundai Engineering & Construction Co., Ltd.(a)	3,371,036
	(Industrials)
28,974	Hyundai Mobis	2,753,604
	(Consumer Discretionary)
87,631	Kookmin Bank	7,692,672
	(Banking)
30,890	LG.Philips LCD Co., Ltd.(a)	1,374,226
	(Information Technology)
2,997	Posco	1,438,729
	(Materials)
16,853	Samsung Electronics Co., Ltd.	10,325,052
	(Information Technology)
71,030	Samsung Heavy Industries Co., Ltd.	3,475,192
	(Industrials)
43,543	Shinhan Financial Group Co., Ltd.	2,648,825
	(Banking)
5,467	Shinsegae Co., Ltd.	3,562,412
	(Consumer Staples)
32,879	SK Corp.	4,786,735
	(Energy)
146,160	Woori Investment & Securities Co., Ltd.	4,477,272
	(Diversified Financials)

		62,377,066

	TAIWAN—16.4%
1,060,000	D-Link Corp.	2,515,670
	(Information Technology)
1,964,584	Far Eastern Textile, Ltd.(b)	2,011,448
	(Industrials)
183,000	Firich Enterprises Co., Ltd.	4,242,865
	(Information Technology)

Shares	Description	Value (USD)

465,040	Foxconn Technology Co., Ltd.	$5,589,083
	(Information Technology)
6,878,000	Goldsun Development & Construction Co., Ltd.	3,976,206
	(Materials)
1,110,947	Hon Hai Precision Industry Co., Ltd.	9,599,858
	(Information Technology)
1,699,000	Innolux Display Corp.(a)	7,030,487
	(Information Technology)
445,000	Kinsus Interconnect Technology Corp.	1,760,178
	(Information Technology)
260,000	MediaTek, Inc.	4,050,386
	(Information Technology)
332,000	Powertech Technology, Inc.	1,383,923
	(Information Technology)
673,000	Siliconware Precision Industries Co.	1,429,301
	(Information Technology)
2,506,000	Taiwan Fertilizer Co., Ltd.	5,261,182
	(Materials)

		48,850,587

	Total Investments—99.5% (cost $167,683,141)	295,982,785
	Other assets in excess of liabilities—0.5%	1,429,816

	Net Assets—100.0%	$297,412,601

The following annotations are used in the Portfolio of Investments:

(a)	Non-income producing securities.
(b)	An Independent Director of the Fund is Chairman and Chief Executive Officer of the Company.

See Notes to Portfolio of Investments.

The Industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2007 was as follows:

Industrials	18.6%
Information Technology	16.6
Banking	12.0
Consumer Discretionary	11.3
Materials	10.0
Real Estate—Developers	8.7
Energy	5.1
Diversified Financials	4.8
Consumer Staples	4.1
Telecommunications	3.8
Mutual Fund	2.6
Utilities	1.9

99.5
Other assets in excess of liabilities	0.5

Total	100.0%

Notes to Portfolio of Investments (Unaudited)

Securities Valuation: Investments are stated at value. Securities for which the primary market is on an exchange are valued at the last sale price on such exchange or market on the day of valuation or, if there was no sale on such day, at the last bid price quoted on such day. Securities for which reliable market quotations are not readily available, or whose value have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at the fair value in accordance with the Board of Director’s approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst, media or other reports or information regarding the issuer or the markets or industry in which it operates; other analytical data; and consistency with valuation of similar securities held by other funds managed by Baring Asset Management (Asia) Limited. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at the net asset value on the date the New York Stock Exchange is open for trading.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Other information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Asia Pacific Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date August 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian Corris
Brian Corris
President and Principal Executive Officer

Date August 23, 2007

By (Signature and Title)*	/s/ Robert F. Gunia
Robert F. Gunia
Treasurer and Principal Financial Officer

Date August 23, 2007

*	Print the name and title of each signing officer under his or her signature.